FINANCIAL INSTRUMENTS AND DERIVATIVES	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS AND DERIVATIVES
FINANCIAL INSTRUMENTS AND DERIVATIVES
Derivative Instruments and Hedging Activities
The Company’s activities expose it to a variety of market risks, which primarily include the risks related to the effects of changes in foreign currency exchange rates, interest rates and commodity prices. These financial exposures are monitored and managed by the Company as part of its overall risk management program. The objective of this risk management program is to reduce the volatility that these market risks may have on the Company’s operating results and equity. The Company employs derivative financial instruments to hedge certain anticipated transactions, firm commitments, or assets and liabilities denominated in foreign currencies. Additionally, the Company utilizes interest rate swaps to convert variable rate debt to fixed rate debt and to convert fixed rate debt to variable rate debt, cross currency basis swaps to convert debt denominated in one currency to another currency and commodity swaps to fix certain variable raw material costs.

Derivative Instruments Designated as Hedging
Cash Flow Hedges
The following table summarizes the notional amounts of cash flow hedges by derivative instrument type at December 31, 2014 and the notional amounts expected to mature during the next 12 months, with a discussion of the various cash flow hedges by derivative instrument type following the table:

	Aggregate Notional Amount	Aggregate Notional Amount Maturing within 12 Months

(in thousands)

Foreign exchange forward contracts	$359,864	$273,380
Interest rate swaps	170,103	—
Commodity contracts	2,228	2,228
Total derivative instruments designated as cash flow hedges	$532,195	$275,608
Foreign Exchange Risk Management
The Company uses a layered hedging program to hedge select anticipated foreign currency cash flows to reduce volatility in both cash flows and reported earnings of the consolidated Company. The Company accounts for the designated foreign exchange forward contracts as cash flow hedges. As a result, the Company records the fair value of the contracts primarily through AOCI based on the tested effectiveness of the foreign exchange forward contracts. The Company measures the effectiveness of cash flow hedges of anticipated transactions on a spot-to-spot basis rather than on a forward-to-forward basis. Accordingly, the spot-to-spot change in the derivative fair value will be deferred in AOCI and released and recorded on the Consolidated Statements of Operations in the same period that the hedged transaction is recorded. The time value component of the fair value of the derivative is deemed ineffective and is reported currently in “Other expense (income), net” on the Consolidated Statements of Operations in the period which it is applicable. Any cash flows associated with these instruments are included in cash from operating activities on the Consolidated Statements of Cash Flows. The Company hedges various currencies, with the most significant activity occurring in euros, Swedish kronor, Canadian dollars, and Swiss francs.

These foreign exchange forward contracts generally have maturities up to 18 months and the counterparties to the transactions are typically large international financial institutions.

Interest Rate Risk Management
The Company uses interest rate swaps to convert a portion of its variable interest rate debt to fixed interest rate debt. At December 31, 2014, the Company has two groups of significant interest rate swaps. On September 29, 2014, the Company replaced the maturing 12.6 billion Japanese yen variable interest rate debt facility with a new variable rate facility for the same amount. In addition, the Company settled existing swaps that converted the underlying variable interest rate on the matured facility and issued new interest rate swaps with notional amounts totaling 12.6 billion Japanese yen, which effectively converts the underlying variable interest rate on the new facility to a fixed interest rate of 0.9% for a term of five-years ending September 2019. Another swap has a notional amount of 65.0 million Swiss francs, and effectively converts the underlying variable interest rate of a Swiss franc denominated loan to a fixed interest rate of 0.7% for an initial term of five years, ending in September 2016.

The Company enters into interest rate swap contracts infrequently as they are only used to manage interest rate risk on long-term debt instruments and not for speculative purposes. Any cash flows associated with these instruments are included in cash from operating activities on the Consolidated Statements of Cash Flows.

Commodity Risk Management
The Company enters into precious metal commodity swap contracts to effectively fix certain variable raw material costs typically for up to 18 months. These swaps are used to stabilize the cost of components used in the production of certain products. The Company generally accounts for the commodity swaps as cash flow hedges. As a result, the Company records the fair value of the contracts primarily through AOCI based on the tested effectiveness of the commodity swaps. The Company measures the effectiveness of cash flow hedges of anticipated transactions on a spot-to-spot basis rather than on a forward-to-forward basis. Accordingly, the spot-to-spot change in the derivative fair value will be deferred in AOCI and released and recorded on the Consolidated Statements of Operations in the same period that the hedged transaction is recorded. The time value component of the fair value of the derivative is deemed ineffective and is reported currently in “Interest expense” on the Consolidated Statements of Operations in the period which it is applicable. Any cash flows associated with these instruments are included in cash from operating activities on the Consolidated Statements of Cash Flows.

The following tables summarize the amount of gains (losses) recorded in AOCI in the Consolidated Balance Sheets and income (expense) in the Company’s Consolidated Statements of Operations related to all cash flow hedges for the years ended December 31, 2014 and 2013:

	December 31, 2014
	Gain (Loss) in AOCI	Consolidated Statements of Operations Location	Effective Portion Reclassified from AOCI into Income (Expense)	Ineffective Portion Recognized in Income (Expense)

(in thousands)

Effective Portion:
Interest rate swaps	$(668)	Interest expense	$(3,704)	—
Foreign exchange forward contracts	4,324	Cost of products sold	(6,362)	—
Foreign exchange forward contracts	518	SG&A expenses	(95)	—
Commodity contracts	(243)	Cost of products sold	(526)	—

Ineffective Portion:
Foreign exchange forward contracts	—	Other expense (income), net	—	$28
Commodity contracts	—	Interest expense	—	(29)
Total in cash flow hedging	$3,931		$(10,687)	$(1)

	December 31, 2013
	Gain (Loss) in AOCI	Consolidated Statements of Operations Location	Effective Portion Reclassified from AOCI into Income (Expense)	Ineffective Portion Recognized in Income (Expense)

(in thousands)

Effective Portion:
Interest rate swaps	$(166)	Interest expense	$(3,681)	—
Foreign exchange forward contracts	(6,550)	Cost of products sold	1,184	—
Foreign exchange forward contracts	(294)	SG&A expenses	(147)	—
Commodity contracts	(1,004)	Cost of products sold	(288)	—

Ineffective Portion:
Foreign exchange forward contracts	—	Other expense (income), net	—	$666
Commodity contracts	—	Interest expense	—	(56)
Total for cash flow hedging	$(8,014)		$(2,932)	$610

Overall, the derivatives designated as cash flow hedges are considered to be highly effective. At December 31, 2014, the Company expects to reclassify $0.6 million of deferred net losses on cash flow hedges recorded in AOCI to the Consolidated Statements of Operations during the next 12 months. The term over which the Company is hedging exposures to variability of cash flows (for all forecasted transactions, excluding interest payments on variable interest rate debt) is typically 18 months.

For the rollforward of derivative instruments designated as cash flow hedges in AOCI see Note 3, Comprehensive Income.

Hedges of Net Investments in Foreign Operations
The Company has significant investments in foreign subsidiaries the most significant of which are denominated in euros, Swiss francs, Japanese yen and Swedish kronor. The net assets of these subsidiaries are exposed to volatility in currency exchange rates. To hedge a portion of this exposure the Company employs both derivative and non-derivative financial instruments. The derivative instruments consist of foreign exchange forward contracts and cross currency basis swaps. The non-derivative instruments consist of foreign currency denominated debt held at the parent company level. Translation gains and losses related to the net assets of the foreign subsidiaries are offset by gains and losses in derivative and non-derivative financial instruments designated as hedges of net investments, which are included in AOCI. Any cash flows associated with these instruments are included in investing activities on the Consolidated Statements of Cash Flows except for derivative instruments that include an other-than-insignificant financing element, in which case all cash flows will be classified as financing activities on the Consolidated Statements of Cash Flows.

The following table summarizes the notional amounts of hedges of net investments by derivative instrument type at December 31, 2014 and the notional amounts expected to mature during the next 12 months:

	Aggregate Notional Amount	Aggregate Notional Amount Maturing within 12 Months

(in thousands)

Foreign exchange forward contracts	$418,194	$237,532
On February 14, 2014, the Company de-designated 449.8 million euros of foreign exchange forward contracts that were previously designated as net investment hedges. The change in the value of the de-designated hedges will be recorded in “Other expense (income), net” on the Consolidated Statements of Operations and will offset the change in the value of non-designated euro denominated cross currency basis swaps as further noted in the section below titled Derivative Instruments Not Designated as Hedges.

On September 4, 2014, the Company settled net investment hedges totaling 432.5 million Swiss francs. The settled hedge instruments were cross currency basis swaps that had maturities periodically through April 2018. The Company replaced these hedges with new foreign exchange forwards contracts, totaling 258.1 million Swiss francs, which have layered maturity dates from December 2014 through September 2016. These settled net investment hedges resulted in cash receipts totaling $0.1 million during September 2014.

The fair value of the cross currency basis swaps and foreign exchange forward contracts is the estimated amount the Company would receive or pay at the reporting date, taking into account the effective interest rates, cross currency swap basis rates and foreign exchange rates. The effective portion of the change in the value of these derivatives is recorded in AOCI, net of tax effects.

The following tables summarize the amount of gains (losses) recorded in AOCI on the Consolidated Balance Sheets and income (expense) on the Company’s Consolidated Statements of Operations related to the hedges of net investments for the year ended December 31, 2014 and 2013:

	December 31, 2014
	Gain (Loss) in AOCI	Consolidated Statements of Operations Location	Recognized in Income (Expense)

(in thousands)

Effective Portion:
Cross currency basis swaps	$19,340	Interest income	$1,852
		Interest expense	(1,569)
Foreign exchange forward contracts	43,043	Other expense (income), net	1,274
Total for net investment hedging	$62,383		$1,557

	December 31, 2013
	Gain (Loss) in AOCI	Consolidated Statements of Operations Location	Recognized in Income (Expense)

(in thousands)

Effective Portion:
Cross currency basis swaps	$(36,035)	Interest income	$4,771
Foreign exchange forward contracts	(5,419)	Interest expense	1,432
		Other expense (income), net	284
Total for net investment hedging	$(41,454)		$6,487

Fair Value Hedges
The Company uses interest rate swaps to convert a portion of its fixed interest rate debt to variable interest rate debt. The Company has a group of U.S. dollar denominated interest rate swaps with an initial total notional value of $150.0 million to effectively convert the underlying fixed interest rate of 4.1% on the Company’s $250.0 million Private Placement Notes (“PPN”) to variable rate for an initial term of five years, ending February 2016. The notional value of the swaps will decline proportionately as portions of the PPN mature. These interest rate swaps are designated as fair value hedges of the interest rate risk associated with the hedged portion of the fixed rate PPN. Accordingly, the Company will carry the portion of the hedged debt at fair value, with the change in debt and swaps offsetting each other on the Consolidated Statements of Operations. Any cash flows associated with these instruments are included in operating activities on the Consolidated Statements of Cash Flows.

The following table summarizes the notional amounts of fair value hedges by derivative instrument type at December 31, 2014 and the notional amounts expected to mature during the next 12 months:

	Aggregate Notional Amount	Aggregate Notional Amount Maturing within 12 Months

(in thousands)

Interest rate swaps	$105,000	$60,000

The following tables summarize the amount of income (expense) recorded on the Company’s Consolidated Statements of Operations related to the hedges of fair value for the years ended December 31, 2014 and 2013:

	Consolidated Statements of Operations Location	Income (Expense) Recognized
		Twelve Months Ended December 31,
(in thousands)		2014	2013

Interest rate swaps	Interest expense	$224	$320

Derivative Instruments Not Designated as Hedges
The Company enters into derivative instruments with the intent to partially mitigate the foreign exchange revaluation risk associated with recorded assets and liabilities that are denominated in a non-functional currency. The gains and losses on these derivative transactions offset the gains and losses generated by the revaluation of the underlying non-functional currency balances and are recorded in “Other expense (income), net” on the Consolidated Statements of Operations. The Company primarily uses foreign exchange forward contracts and cross currency basis swaps to hedge these risks. Any cash flows associated with the foreign exchange forward contracts and interest rate swaps not designated as hedges are included in cash from operating activities on the Consolidated Statements of Cash Flows. Any cash flows associated with the cross currency basis swaps not designated as hedges are included in investing activities on the Consolidated Statements of Cash Flows except for derivative instruments that include an other-than-insignificant financing element, in which case the cash flows will be classified as financing activities on the Consolidated Statements of Cash Flows.

The following tables summarize the aggregate notional amounts of the Company’s economic hedges not designated as hedges by derivative instrument types at December 31, 2014 and the notional amounts expected to mature during the next 12 months:

	Aggregate Notional Amount	Aggregate Notional Amount Maturing within 12 Months

(in thousands)

Foreign exchange forward contracts	$408,582	$408,582
Interest rate swaps	2,480	874
Cross currency basis swaps	41,639	41,639
Total for instruments not designated as hedges	$452,701	$451,095
The Company maintains Swiss franc denominated cross currency basis swaps to offset an intercompany Swiss franc note receivable at a U.S. dollar functional entity. The hedge declines each quarter to coincide with expected repayments of the note. At December 31, 2014, the remaining notional value of the cross currency swaps was 41.4 million Swiss francs.

On February 14, 2014, a series of U.S. dollar denominated intercompany note receivables were transferred from a euro functional entity to a U.S. dollar functional entity at which point the underlying foreign currency revaluation risk that was hedged by non-designated cross currency swaps totaling 449.8 million euro was eliminated. As a result, the Company de-designated an offsetting amount of 449.8 million euro of net investment hedges. The change in the value of the de-designated net investment hedges will be recorded in “Other expense (income), net” on the Consolidated Statements of Operations. December 15, 2014, the Company settled offsetting economic hedges totaling 449.8 million euros and $650.0 million U.S. dollars. The settled hedges were both cross currency basis swaps and foreign exchange forward contracts that matured December 2014. The settlement of these economic hedges resulted in net cash payments totaling $35.4 million during December 2014.

The following table summarizes the amounts of gains (losses) recorded on the Company’s Consolidated Statements of Operations related to the economic hedges not designated as hedging for the years ended December 31, 2014 and 2013:

	Consolidated Statements of Operations Location	Gain (Loss) Recognized
		Twelve Months Ended December 31,
(in thousands)		2014	2013

Foreign exchange forward contracts (a)	Other expense (income), net	$33,193	$6,733
DIO equity option contracts	Other expense (income), net	11	17
Interest rate swaps	Interest expense	(35)	6
Cross currency basis swaps (a)	Other expense (income), net	(50,163)	15,483
Total for instruments not designated as hedges		$(16,994)	$22,239
(a) The gains and losses on these derivative transactions offset the gains and losses generated by the revaluation of the underlying non-functional currency balances which are recorded in “Other expense (income), net” on the Consolidated Statements of Operations.

Consolidated Balance Sheets Location of Derivative Fair Values
The following tables summarize the fair value and consolidated balance sheet location of the Company’s derivatives at December 31, 2014 and December 31, 2013:

	December 31, 2014
(in thousands)	Prepaid Expenses and Other Current Assets, Net	Other Noncurrent Assets, Net	Accrued Liabilities	Other Noncurrent Liabilities
Designated as Hedges

Foreign exchange forward contracts	$28,036	$12,542	$2,740	$1,707
Commodity contracts	—	—	233	—
Interest rate swaps	617	135	575	377
Total	$28,653	$12,677	$3,548	$2,084

Not Designated as Hedges

Foreign exchange forward contracts	$4,798	$—	$4,764	$—
DIO equity option contracts	—	—	—	115
Interest rate swaps	—	—	63	129
Cross currency basis swaps	2,683	—	—	—
Total	$7,481	$—	$4,827	$244

	December 31, 2013
(in thousands)	Prepaid Expenses and Other Current Assets, Net	Other Noncurrent Assets, Net	Accrued Liabilities	Other Noncurrent Liabilities
Designated as Hedges

Foreign exchange forward contracts	$1,517	$255	$10,280	$940
Commodity contracts	—	1	434	1
Interest rate swaps	789	1,617	466	419
Cross currency basis swaps	530	—	2,223	16,413
Total	$2,836	$1,873	$13,403	$17,773

Not Designated as Hedges

Foreign exchange forward contracts	$3,128	$—	$2,328	$—
DIO equity option contracts	—	—	—	142
Interest rate swaps	—	—	85	256
Cross currency basis swaps	—	—	38,551	1,941
Total	$3,128	$—	$40,964	$2,339
Balance Sheet Offsetting
Substantially all of the Company’s derivative contracts are subject to netting arrangements, whereby the right to offset occurs in the event of default or termination in accordance with the terms of the arrangements with the counterparty. While these contracts contain the enforceable right to offset through netting arrangements with the same counterparty, the Company elects to present them on a gross basis on the Consolidated Balance Sheets.

Offsetting of financial assets and liabilities under netting arrangements at December 31, 2014:

				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets	Financial Instruments	Cash Collateral Received/Pledged	Net Amount

Assets
Foreign exchange forward contracts	$45,377	$—	$45,377	$(7,797)	$—	$37,580
Interest rate swaps	751	—	751	(274)	—	477
Cross currency basis swaps	2,683	—	2,683	(1,067)	—	1,616
Total Assets	$48,811	$—	$48,811	$(9,138)	$—	$39,673

				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets	Financial Instruments	Cash Collateral Received/Pledged	Net Amount

Liabilities
Foreign exchange forward contracts	$9,208	$—	$9,208	$(8,186)	$—	$1,022
Commodity contracts	235	—	235	—	—	235
DIO equity option contracts	115	—	115	—	—	115
Interest rate swaps	1,145	—	1,145	(952)	—	193
Total Liabilities	$10,703	$—	$10,703	$(9,138)	$—	$1,565
Offsetting of financial assets and liabilities under netting arrangements at December 31, 2013:

				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets	Financial Instruments	Cash Collateral Received/Pledged	Net Amount

Assets
Foreign exchange forward contracts	$4,900	$—	$4,900	$(4,641)	$—	$259
Commodity contracts	1	—	1	(1)	—	—
Interest rate swaps	2,406	—	2,406	(1,979)	—	427
Cross currency basis swaps	530	—	530	(530)	—	—
Total Assets	$7,837	$—	$7,837	$(7,151)	$—	$686

				Gross Amounts Not Offset in the Consolidated Balance Sheets
(in thousands)	Gross Amounts Recognized	Gross Amount Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets	Financial Instruments	Cash Collateral Received/Pledged	Net Amount

Liabilities
Foreign exchange forward contracts	$13,548	$—	$13,548	$(3,467)	$—	$10,081
Commodity contracts	435	—	435	(1)	—	434
DIO equity option contracts	142	—	142	—	—	142
Interest rate swaps	1,226	—	1,226	(62)	—	1,164
Cross currency basis swaps	59,128	—	59,128	(3,621)	—	55,507
Total Liabilities	$74,479	$—	$74,479	$(7,151)	$—	$67,328